CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

CHANGES IN ACCOUNTING POLICIES

There were no changes in accounting policies during the year ended December 31, 2018.
ADOPTION OF NEW ACCOUNTING STANDARDS
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
Effective January 1, 2018, we adopted Accounting Standards Update (ASU) 2018-02 to address a specific consequence of the Tax Cuts and Jobs Act (TCJA or United States Tax Reform) enacted by the United States federal government on December 22, 2017. The amendments in this accounting update allowed a reclassification from accumulated other comprehensive income (AOCI) to retained earnings for stranded tax effects resulting from the TCJA. The amendments eliminated the stranded tax effects recognized as a result of the reduction of the historical United States federal corporate income tax rate to the newly enacted United States federal corporate income tax rate. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Clarifying Guidance on the Application of Modification Accounting on Stock Compensation
Effective January 1, 2018, we adopted ASU 2017-09 and applied the standard on a prospective basis. The new standard was issued to clarify the scope of modification accounting. Under the new guidance, modification accounting is required for all changes to share-based payment awards, unless all of the following conditions are met: 1) there is no change to the fair value of the award, 2) the vesting conditions have not changed, and 3) the classification of the award as an equity instrument or a debt instrument has not changed. The adoption of this accounting update did not, and is not expected to have a material impact on our consolidated financial statements.

Improving the Presentation of Net Periodic Benefit Cost related to Defined Benefit Plans
Effective January 1, 2018, we adopted ASU 2017-07 which was issued primarily to improve the income statement presentation of the components of net periodic pension cost and net periodic postretirement benefit cost for an entity’s sponsored defined benefit pension and other postretirement plans. Upon adoption of this accounting update, our Consolidated Statements of Earnings presents the current service cost within Operating and administrative expenses and the other components of net benefit cost within Other income/(expense). Previously, all components of net benefit cost were presented within Operating and administrative expenses. In addition, only the service cost component of net benefit cost will be capitalized on a prospective basis. The adoption of this accounting update did not, and is not expected to have a material impact on our consolidated financial statements.

Clarifying Guidance on Derecognition and Partial Sales of Nonfinancial Assets
Effective January 1, 2018, we adopted ASU 2017-05 on a modified retrospective basis. The new standard clarifies the scope provisions of nonfinancial assets and how to allocate consideration to each distinct asset, and amends the guidance for derecognition of a distinct nonfinancial asset in partial sale transactions. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Clarifying the Presentation of Restricted Cash in the Statement of Cash Flows
Effective January 1, 2018, we adopted ASU 2016-18 on a retrospective basis. The new standard clarifies guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents within the statement of cash flows. The amendments require that changes in restricted cash and restricted cash equivalents be included within cash and cash equivalents when reconciling the opening and closing period amounts shown on the statement of cash flows. For current and comparative periods, we amended the presentation in the Consolidated Statements of Cash Flows to include restricted cash and restricted cash equivalents with cash and cash equivalents.

Simplifying Cash Flow Classification
Effective January 1, 2018, we adopted ASU 2016-15 on a retrospective basis. The new standard reduces diversity in practice of how certain cash receipts and cash payments are classified in the Consolidated Statements of Cash Flows. The new guidance addresses eight specific presentation issues. We assessed each of the eight specific presentation issues and the adoption of this ASU did not have a material impact on our consolidated financial statements.

Recognition and Measurement of Financial Assets and Liabilities
Effective January 1, 2018, we adopted ASU 2016-01 on a prospective basis. The new standard addresses certain aspects of recognition, measurement, presentation and disclosure of financial assets and liabilities. Investments in equity securities, excluding equity method and consolidated investments, are no longer classified as trading or available-for-sale securities. All investments in equity securities with readily determinable fair values are classified as investments at fair value through net income. Investments in equity securities without readily determinable fair values are measured using the fair value measurement alternative and are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Investments in equity securities measured using the fair value measurement alternative are reviewed for indicators of impairment each reporting period. Fair value of financial assets and liabilities is measured using the exit price notion. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Revenue from Contracts with Customers
Effective January 1, 2018, we adopted ASU 2014-09 on a modified retrospective basis to contracts that were not complete at the date of initial application. The new standard was issued with the intent of significantly enhancing consistency and comparability of revenue recognition practices across entities and industries. The new standard establishes a single, principles-based five-step model to be applied to all contracts with customers and introduces new and enhanced disclosure requirements. It also requires the use of more estimates and judgments than the previous standards.

In adopting Accounting Standards Codification (ASC) 606, we applied the practical expedient for contract modifications whereby contracts that were modified before January 1, 2018 were not retrospectively restated. Instead, the aggregate effect of all contract modifications occurring before that time has been reflected when identifying satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to satisfied and unsatisfied performance obligations.
Revenue was previously recognized for a certain contract within the Liquids Pipelines business unit using a formula-based method. Under the new revenue standard, revenue is recognized on a straight-line basis over the term of the agreement in order to reflect the fulfillment of our performance obligation to provide up to a specified volume of pipeline capacity throughout the term of the contract.

Certain payments received from customers to offset the cost of constructing assets required to provide services to those customers, referred to as Contributions in Aid of Construction (CIACs) were previously recorded as reductions of property, plant and equipment regardless of whether the amounts were imposed by regulation or arose from negotiations with customers. Under the new revenue standard, CIACs which are negotiated as part of an agreement to provide transportation and other services to a customer are deemed to be advance payments for future services and are recognized as revenue when those future services are provided. Accordingly, negotiated CIACs are accounted for as deferred revenue and recognized as revenue over the term of the associated revenue contract. Amounts which are required to be collected from the customer based on requirements of the regulator continue to be accounted for as reductions of property, plant and equipment.

The below table presents the cumulative, immaterial effect of the adoption of ASC 606 on our Consolidated Statement of Financial Position as at January 1, 2018 on each affected financial statement line item. For the year ended December 31, 2018, the effect of the adoption of ASC 606 on our Consolidated Statement of Earnings was not material.

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
(millions of Canadian dollars)
Assets
Deferred amounts and other assets	6,442	(170)	6,272
Property, plant and equipment, net	90,711	112	90,823
Liabilities and equity
Accounts payable and other	9,478	62	9,540
Other long-term liabilities	7,510	66	7,576
Deferred income taxes	9,295	(62)	9,233
Redeemable noncontrolling interests	4,067	(38)	4,029
Deficit	(2,468)	(86)	(2,554)

The following ASU’s have been issued, but not yet adopted.

Clarifying Interaction between Collaborative Arrangements and Revenue from Contracts with Customers
In November 2018, ASU 2018-18 was issued to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. ASU 2018-18 also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently assessing the impact of the new standard on our consolidated financial statements.

Improvements to Related Party Guidance for Variable Interest Entities
ASU 2018-17 was issued in October 2018 to improve the related party guidance on determining whether fees paid to decision makers and service providers (“decision-maker fees”) are variable interests. Under the new guidance, reporting entities must consider indirect interests held through related parties in common control arrangements on a proportionate basis, rather than as the equivalent of a direct interest in its entirety, when determining if a decision maker’s fees constitute a variable interest. The accounting update is effective January 1, 2020 and must be applied on a retrospective basis. We are currently assessing the impact of the new standard on our consolidated financial statements.

Amended Guidance on Cloud Computing Arrangements
In August 2018, ASU 2018-15 was issued to provide guidance on the accounting for implementation costs incurred in a cloud computing arrangement (CCA) that is a service contract. The amendment aligns the accounting for costs incurred to implement a CCA that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use software. Additionally, ASU 2018-15 specifies that an entity would apply ASC 350-40, Internal-use software, to determine which implementation costs related to a hosting arrangement that is a service contract should be capitalized and which should be expensed. Furthermore, the amendments in the update require capitalized costs be amortized on a straight-line basis generally over the term of the arrangement and presented in the same income statement line as fees paid for the hosting service. The new standard also requires that the balance sheet presentation of capitalized implementation costs to be the same as that of the prepayment of fees related to the hosting arrangement, as well as similar consistency in classifications from a cash flow statement perspective. ASU 2018-15 is effective January 1, 2020 and we have elected to early adopt the standard as of January 1, 2019, as permitted. We do not expect the adoption of this accounting update to have a material impact on our consolidated financial statements.

Disclosure Effectiveness
In August 2018, the Financial Accounting Standards Board issued two amendments as a part of its disclosure framework project aimed to improve the effectiveness of disclosures in the notes to financial statements.

ASU 2018-14 was issued in August 2018 to improve disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendment modifies the current guidance by adding and removing several disclosure requirements while also clarifying the guidance on current disclosure requirements. ASU 2018-14 is effective January 1, 2021 and entities are permitted to adopt the standard early. We are currently assessing the impact of the new standard on our consolidated financial statements.

ASU 2018-13 was issued to improve the disclosure requirements for fair value measurements by eliminating and modifying some disclosures, while also adding new disclosures. This update is effective January 1, 2020, however entities are permitted to early adopt the eliminated or modified disclosures. We are currently assessing the impact of the new standard on our consolidated financial statements.

Improvements to Accounting for Hedging Activities
ASU 2017-12 was issued in August 2017 with the objective of better aligning a company’s risk management activities and the resulting hedge accounting reflected in the financial statements. The amendments allow cash flow hedging of contractually specified components in financial and non-financial items. Under the new guidance, hedge ineffectiveness is no longer required to be measured and hedging instruments’ fair value changes will be recorded in the same income statement line as the hedged item. The ASU also allows the initial quantitative hedge effectiveness assessment to be performed at any time before the end of the quarter in which the hedge is designated. After initial quantitative testing is performed, an ongoing qualitative effectiveness assessment is permitted. The accounting update is effective January 1, 2019, with early adoption permitted, and is to be applied on a modified retrospective basis. Based upon our current assessment, we do not expect the standard to have a material impact on our consolidated financial statements.

In October 2018, ASU 2018-16 was issued to permit the use of the Overnight Index Swap rate based on the Secured Overnight Financing Rate as a U.S. benchmark interest rate for hedge accounting purposes. ASU 2018-16 is effective concurrently with ASU 2017-12.

Amending the Amortization Period for Certain Callable Debt Securities Purchased at a Premium
ASU 2017-08 was issued in March 2017 with the intent of shortening the amortization period to the earliest call date for certain callable debt securities held at a premium. The accounting update is effective January 1, 2019 and will be applied on a modified retrospective basis. We do not expect the adoption of this accounting update to have a material impact on our consolidated financial statements.

Accounting for Credit Losses
ASU 2016-13 was issued in June 2016 with the intent of providing financial statement users with more useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Current treatment uses the incurred loss methodology for recognizing credit losses that delays the recognition until it is probable a loss has been incurred. The accounting update adds a new impairment model, known as the current expected credit loss model, which is based on expected losses rather than incurred losses. Under the new guidance, an entity will recognize as an allowance its estimate of expected credit losses, which the Financial Accounting Standards Board believes will result in more timely recognition of such losses.

Further, ASU 2018-19 was issued in November 2018 to clarify that operating lease receivables should be accounted for under the new leases standard, ASC 842, and are not within the scope of ASC 326, Financial Instrument - Credit Losses. Both accounting updates are effective January 1, 2020. We are currently assessing the impact of the new standard on our consolidated financial statements.

Recognition of Leases
ASU 2016-02 was issued in February 2016 with the intent to increase transparency and comparability among organizations. It requires lessees of operating lease arrangements to recognize lease assets and lease liabilities on the statements of financial position and disclose additional key information about lease agreements. The accounting update also replaces the current definition of a lease and requires that an arrangement be recognized as a lease when a customer has the right to obtain substantially all of the economic benefits from the use of an asset, as well as the right to direct the use of the asset. The new standard became effective January 1, 2019 and in adopting ASC 842, we have applied the package of practical expedients offered in connection with this update. Application of the package of practical expedients permits entities not to reassess a) whether any expired or existing contracts contain leases in accordance with the new guidance, b) lease classifications, and c) whether initial direct costs capitalized under current guidance continue to meet the definition of initial direct costs under the new guidance. Under the new lease guidance, we have also decided to elect, by class of underlying asset, to not separate non-lease components from the associated lease components of our lessee contract and account for both components as a single lease component.

ASU 2018-01 was issued in January 2018 to address stakeholder concerns about the costs and complexity of complying with the transition provisions of the new lease requirements as they relate to land easements. The amendments provide an optional transition practical expedient to not evaluate existing or expired land easements that were not previously accounted for as leases under existing guidance. We have elected this practical expedient in connection with the adoption of the new lease requirements.

In July 2018, ASU 2018-11 was issued to address additional stakeholder concerns regarding the unanticipated costs and complexities associated with the modified retrospective transition method as well as the requirement for lessors to separate components of a contract. Under the new guidance, entities are provided with an additional transition method which allows entities to apply the new standard at the date of adoption and to elect not to recast comparative periods presented. This amendment also permits lessors to combine associated lease and non-lease components within a contract for operating leases when certain conditions are met.  We have elected both of these practical expedients in the adoption of the new lease standard.

We have identified all lease contracts existing as at November 30, 2018 and have performed detailed evaluations of those lease contracts under the requirements of the transitional guidance. We estimate that we will recognize right-of-use lease assets and related lease liabilities for existing operating leases where we are the lessee in the range of $750 million to $900 million, with no impact to our Consolidated Statements of Earnings or Consolidated Statements of Cash Flows. This estimate represents the net present value of future lease payments payable under operating lease contracts we had entered into as at November 30, 2018, and that have commenced or are scheduled to commence by January 1, 2019. We do not expect any adjustments will be made to our accounting for existing lessor contracts as a result of implementing this new standard.